Nature of Business and Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of 10 years or the remaining term of the respective lease	Lesser of 10 years or the remaining term of the respective lease